Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Schedule of Weighted-Average Assumptions Used in Valuing Stock Options Granted to Employees
The following are the weighted-average assumptions used in valuing the stock options granted to employees for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Stock price volatility	27%	34%	34%
Risk-free interest rate	0.88%	0.82%	1.88%
Expected life (in years)	4.93	4.89	4.97
Dividend rate	0%	0%	0%
Forfeiture rate	4.1%	5.9%	6.1%

Schedule of Share-based Compensation, Stock Options, Activity
A summary of the status of employee stock options as of December 31, 2013 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2013	5,333	$14.16
Granted	544	$20.26
Exercised	(2,398)	$10.59
Forfeited	(46)	$20.19
Expired	(39)	$16.93
Outstanding at December 31, 2013	3,394	$17.54	5.56	$21,265
Vested at December 31, 2013	2,321	$16.99	4.19	$15,823
Vested and expected to vest at December 31, 2013	3,344	$17.54	5.51	$21,004

Schedule of Employee Stock Options and Restricted Stock Units
A summary of stock units as of December 31, 2013 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2013	6,921
Granted	4,296
Vested	(1,097)
Forfeited	(424)
Outstanding at December 31, 2013	9,696	2.97	$231,002
Vested and expected to vest at December 31, 2013	8,561	2.82	$202,524

Schedule of Employee Service Share Based Compensation Allocation of Recognized Period Costs
Share-based compensation expense before taxes for the years ended December 31, 2013, 2012 and 2011 totaled approximately $37.9 million, $25.4 million and $19.5 million, respectively, as shown in the table below. The excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $3.1 million, $1.5 million and $4.2 million, respectively, for the years ended December 31, 2013, 2012 and 2011.

Compensation Expense (in thousands)	2013	2012	2011
Cost of sales	$3,337	$2,328	$1,672
Research and development	7,632	4,167	3,055
Sales and marketing	10,412	6,123	4,285
General and administrative	16,554	12,737	10,528
Share-based compensation expense	37,935	25,355	19,540
Less: income tax benefit	8,832	5,630	4,231
Net share-based compensation expense	$29,103	$19,725	$15,309